SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate			0.00%
Dividend yield		0.00%	0.00%
Expected volatility			0.00%
Expected term (in years)			0 years
Forfeiture rate	2.00%	2.00%	0.00%
Maximum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	2.39%	1.31%
Expected volatility	57.89%	49.48%
Expected term (in years)	5 years 6 months	4 years 6 months
Minimum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	1.49%	0.56%
Expected volatility	50.14%	44.75%
Expected term (in years)	3 years 11 months 1 day	2 years 7 months 17 days